Dreyfus Appreciation Fund, Inc. (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 30, 2017 (SEC Accession No. 0000318478-17-000024).

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.